                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-58234 and
                                                811-3859.


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)

                  ---------------------------------------------

                  SUPPLEMENT TO THE POLARIS PLATINUM PROSPECTUS
                    (FEATURING THE PRINCIPAL REWARDS PROGRAM)
                             DATED OCTOBER 15, 2001


THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 20 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

        3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


Date:  October 22, 2001

                Please keep this Supplement with your prospectus.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2.     Net Purchase Payments; or

        3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     -  you are age 81 or older at the time of contract issue; or

     -  you are age 90 or older at the time of your death.


THE FOLLOWING REPLACES ALL 3 PARAGRAPHS UNDER THE HEADING INSURANCE CHARGES ON PAGE 22 OF THE PROSPECTUS:

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

THE FOLLOWING IS INSERTED IN APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


Date:  October 22, 2001

                Please keep this Supplement with your prospectus.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

    1.  Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

        c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
               Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

        c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

    2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b.     Continuation Net Purchase Payments; or


Date:  October 22, 2001

                Please keep this Supplement with your prospectus.

        c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b.     Net Purchase Payments received since the original issue date; or

        c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.













Date:  October 22, 2001

                Please keep this Supplement with your prospectus.

                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                     Registration Nos. 333-58234
                                                                    and 811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                  ---------------------------------------------

                  SUPPLEMENT TO THE POLARIS PLATINUM PROSPECTUS
                    (FEATURING THE PRINCIPAL REWARDS PROGRAM)
                             DATED OCTOBER 15, 2001

THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 18 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

        3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2.     Net Purchase Payments; or

        3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     -  you are age 81 or older at the time of contract issue; or

     -  you are age 90 or older at the time of your death.


THE FOLLOWING REPLACES ALL 3 PARAGRAPHS UNDER THE HEADING INSURANCE CHARGES ON PAGE 19 OF THE PROSPECTUS:

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

THE FOLLOWING IS INSERTED IN APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

    1.  Purchase Payment Accumulation Option


If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

        c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
               Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

        c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

    2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b.     Continuation Net Purchase Payments; or

        c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b.     Net Purchase Payments received since the original issue date; or

        c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.











Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-58234
                                                and 811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE POLARIS PLATINUM VARIABLE ANNUITY)
                  ---------------------------------------------
                  SUPPLEMENT TO THE POLARIS PLATINUM PROSPECTUS
                             DATED OCTOBER 15, 2001


THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 17 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

        3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date and of death; and reduced for each withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2.      Net Purchase Payments; or

        3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

      -     you are age 81 or older at the time of contract issue; or

      -     you are age 90 or older at the time of your death.

      -

THE FOLLOWING REPLACES ALL 3 PARAGRAPHS UNDER THE HEADING INSURANCE CHARGES ON PAGE 18 OF THE PROSPECTUS:

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

THE FOLLOWING IS INSERTED IN APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

      1.    Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation
                  Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

            c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

            c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

      2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or


Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

            b.    Continuation Net Purchase Payments; or

            c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b.    Net Purchase Payments received since the original issue date;
                  or

            c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.








Date: October 22, 2001

                Please keep this Supplement with your Prospectus.

                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                     Registration Nos. 333-58234
                                                                    and 811-3859

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                       POLARIS PROTECTOR VARIABLE ANNUITY
                           FEATURING PRINCIPAL REWARDS
                          PROSPECTUS DATED JULY 9, 2001

THE FOLLOWING INFORMATION REPLACES ALL PREVIOUS SUPPLEMENTS TO THE PROSPECTUS DATED JULY 9, 2001.

THE DATE OF THE PROSPECTUS IS CHANGED TO OCTOBER 15, 2001.

THE BULLET POINT FOLLOWING "MANAGED BY WM ADVISORS, INC." ON THE FIRST PAGE OF THE PROSPECTUS AFTER THE SUBHEADING "BALANCED" IS REPLACED BY THE FOLLOWING:

      -  Asset Allocation Portfolio              SAST

THE FOLLOWING REPLACES THE FEE TABLE AND FOOTNOTES FOR THE SUNAMERICA SERIES TRUST ON PAGE 5 OF THE PROSPECTUS:

                             SunAmerica Series Trust

(as a percentage of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2001)

                                  MANAGEMENT       SERVICE (12b-1)            OTHER             TOTAL ANNUAL
          PORTFOLIO                   FEE                FEE(7)              EXPENSES             EXPENSES
------------------------------- ---------------- --------------------- --------------------- -------------------
Aggressive Growth                    0.66%              0.15%                 0.04%                0.85%
------------------------------- ---------------- --------------------- --------------------- -------------------
Alliance Growth                      0.60%              0.15%                 0.04%                0.79%
------------------------------- ---------------- --------------------- --------------------- -------------------
Blue Chip Growth(1,4)                0.70%              0.15%                 0.15%                1.00%
------------------------------- ---------------- --------------------- --------------------- -------------------
Cash Management(5)                   0.49%              0.15%                 0.03%                0.67%
------------------------------- ---------------- --------------------- --------------------- -------------------
Corporate Bond                       0.62%              0.15%                 0.07%                0.84%
------------------------------- ---------------- --------------------- --------------------- -------------------
Davis Venture Value                  0.71%              0.15%                 0.04%                0.90%
------------------------------- ---------------- --------------------- --------------------- -------------------
"Dogs" of Wall Street                0.60%              0.15%                 0.12%                0.87%
------------------------------- ---------------- --------------------- --------------------- -------------------
Emerging Markets(2)                  1.25%              0.15%                 0.32%                1.72%
------------------------------- ---------------- --------------------- --------------------- -------------------
Federated Value                      0.70%              0.15%                 0.06%                0.91%
------------------------------- ---------------- --------------------- --------------------- -------------------
Global Bond                          0.69%              0.15%                 0.12%                0.96%
------------------------------- ---------------- --------------------- --------------------- -------------------
Global Equities                      0.70%              0.15%                 0.14%                0.99%
------------------------------- ---------------- --------------------- --------------------- -------------------
Goldman Sachs Research(1,3,4)        1.20%              0.15%                 0.15%                1.50%
------------------------------- ---------------- --------------------- --------------------- -------------------
Growth-Income                        0.53%              0.15%                 0.04%                0.72%
------------------------------- ---------------- --------------------- --------------------- -------------------
Growth Opportunities                 0.75%              0.15%                 0.25%                1.15%
------------------------------- ---------------- --------------------- --------------------- -------------------
High-Yield Bond                      0.63%              0.15%                 0.08%                0.86%
------------------------------- ---------------- --------------------- --------------------- -------------------
International Diversified            1.00%              0.15%                 0.21%                1.36%
Equities
------------------------------- ---------------- --------------------- --------------------- -------------------
International Growth and             0.95%              0.15%                 0.23%                1.33%
Income
------------------------------- ---------------- --------------------- --------------------- -------------------
Marsico Growth                       0.85%              0.15%                 0.15%                1.15%
------------------------------- ---------------- --------------------- --------------------- -------------------
MFS Growth and Income                0.70%              0.15%                 0.06%                0.91%
------------------------------- ---------------- --------------------- --------------------- -------------------
MFS Mid-Cap Growth(1,2)              0.75%              0.15%                 0.07%                0.97%
------------------------------- ---------------- --------------------- --------------------- -------------------
MFS Total Return(2)                  0.66%              0.15%                 0.08%                0.89%
------------------------------- ---------------- --------------------- --------------------- -------------------
Putnam Growth                        0.75%              0.15%                 0.04%                0.94%
------------------------------- ---------------- --------------------- --------------------- -------------------
Real Estate                          0.80%              0.15%                 0.16%                1.11%
------------------------------- ---------------- --------------------- --------------------- -------------------
SunAmerica Balanced                  0.59%              0.15%                 0.05%                0.79%
------------------------------- ---------------- --------------------- --------------------- -------------------
Technology(4)                        1.20%              0.15%                 0.29%                1.64%
------------------------------- ---------------- --------------------- --------------------- -------------------
Telecom Utility(2,6)                 0.75%              0.15%                 0.09%                0.99%
------------------------------- ---------------- --------------------- --------------------- -------------------
Worldwide High Income                1.00%              0.15%                 0.10%                1.25%
=============================== ================ ===================== ===================== ===================

(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year; Blue Chip Growth 1.96%, Goldman Sachs Research 1.78%; Growth Opportunities 1.41%;


Dated: October 22, 2001

                Please keep this supplement with your prospectus.

      and Marsico Growth 4.88%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.68%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.97%.

(2)   Gross of custody credits of 0.01%.

(3) The ratio reflects an expense cap of 1.50% and 1.15% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.

(4)   Annualized.

(5)   Formerly managed by SunAmerica Asset Management Corp.

(6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

(7) The Board of Trustees adopted a 12(b)(1) Plan with respect to the SunAmerica Series Trust on May 21, 2001. Although this Plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.

THE FOLLOWING REPLACES FOOTNOTE 2 ON PAGE 11 OF THE PROSPECTUS UNDER THE HEADING "EXPLANATION OF FEE TABLES AND EXAMPLES":

      2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 1.00%; Emerging Markets 2.05% (recouping prior expense reimbursements); Goldman Sachs Research 1.50%; Growth Opportunities 1.15%; Marsico Growth 1.15%; MFS Mid-Cap Growth 1.30% (recouping prior expense reimbursements); Technology 1.70%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING DOLLAR COST AVERAGING ON PAGE 17 OF THE PROSPECTUS:

        Fixed account options are not available as target accounts for the DCA program.

THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 17 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:


Dated: October 22, 2001

                Please keep this supplement with your prospectus.

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

        3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

        1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

        2.      Net Purchase Payments; or

        3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

      -     you are age 81 or older at the time of contract issue; or

      -     you are age 90 or older at the time of your death.

IN THE DEATH BENEFIT SECTION OF THE PROSPECTUS, UNDER THE ESTATEPLUS, THE TABLE WHICH SHOWS THE AVAILABLE ESTATEPLUS BENEFIT FOR POLICYOWNERS BETWEEN THEIR 70TH AND 81ST BIRTHDAYS AT THE TIME WE ISSUE THE CONTRACT IS DELETED AND REPLACED WITH THE FOLLOWING:

------------------------------- ----------------------------- ----------------------------
        CONTRACT YEAR                    ESTATEPLUS                     MAXIMUM
           OF DEATH                      PERCENTAGE                ESTATEPLUS AMOUNT
------------------------------- ----------------------------- ----------------------------
All Contract Years              25% of Earnings               40% of Net Purchase
                                                              Payments*
------------------------------- ----------------------------- ----------------------------

*Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.

THE FOLLOWING REPLACES ALL 3 PARAGRAPHS UNDER THE HEADING INSURANCE CHARGES ON PAGE 22 OF THE PROSPECTUS:

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE TAXES SECTION OF THE PROSPECTUS ON PAGE 28 PRECEDING THE HEADING DIVERSIFICATION:


Dated: October 22, 2001

                Please keep this supplement with your prospectus.

        CONTRACTS OWNED BY A TRUST OR CORPORATION

        A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified contract.

        GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

        If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding the potential tax consequences of gifting, assigning or pledging a Non-Qualified contract.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING THE SEPARATE ACCOUNT ON PAGE 29 OF THE PROSPECTUS:

        Assets in the separate account are not guaranteed by Anchor National.

THE FOLLOWING IS INSERTED IN APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

      1.    Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation
                  Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

            c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:


        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or


Dated: October 22, 2001

                Please keep this supplement with your prospectus.

        c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

      2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b.    Continuation Net Purchase Payments; or

            c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

            a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

            b.    Net Purchase Payments received since the original issue date;
                  or

            c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


IN THE SECOND COLUMN ON PAGE C-2 OF APPENDIX C, THE FIRST PARAGRAPH, TABLE AND SECOND PARAGRAPH MARKED WITH AN ASTERISK, ARE DELETED.





Dated: October 22, 2001

                Please keep this supplement with your prospectus.

                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                     Registration Nos. 333-58234
                                                                    and 811-3859


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
                       POLARIS PROTECTOR VARIABLE ANNUITY
                          PROSPECTUS DATED JULY 9, 2001

     THE BULLET POINT FOLLOWING "MANAGED BY WM ADVISORS, INC." ON THE FIRST PAGE OF THE PROSPECTUS AFTER THE SUBHEADING "BALANCED" IS REPLACED BY THE FOLLOWING:

                  -   Asset Allocation Portfolio              SAST

     THE FOLLOWING REPLACES THE FEE TABLE AND FOOTNOTES FOR THE SUNAMERICA SERIES TRUST ON PAGE 5 OF THE PROSPECTUS:

                             SunAmerica Series Trust

(as a percentage of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2001)

                                             MANAGEMENT   SERVICE (12b-1)    OTHER     TOTAL ANNUAL
            PORTFOLIO                           FEE           FEE(7)        EXPENSES     EXPENSES
===================================================================================================
Aggressive Growth                              0.66%          0.15%           0.04%       0.85%
---------------------------------------------------------------------------------------------------
Alliance Growth                                0.60%          0.15%           0.04%       0.79%
---------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4)                          0.70%          0.15%           0.15%       1.00%
---------------------------------------------------------------------------------------------------
Cash Management(5)                             0.49%          0.15%           0.03%       0.67%
---------------------------------------------------------------------------------------------------
Corporate Bond                                 0.62%          0.15%           0.07%       0.84%
---------------------------------------------------------------------------------------------------
Davis Venture Value                            0.71%          0.15%           0.04%       0.90%
---------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                          0.60%          0.15%           0.12%       0.87%
---------------------------------------------------------------------------------------------------
Emerging Markets(2)                            1.25%          0.15%           0.32%       1.72%
---------------------------------------------------------------------------------------------------
Federated Value                                0.70%          0.15%           0.06%       0.91%
---------------------------------------------------------------------------------------------------
Global Bond                                    0.69%          0.15%           0.12%       0.96%
---------------------------------------------------------------------------------------------------
Global Equities                                0.70%          0.15%           0.14%       0.99%
---------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4)                  1.20%          0.15%           0.15%       1.50%
---------------------------------------------------------------------------------------------------
Growth-Income                                  0.53%          0.15%           0.04%       0.72%
---------------------------------------------------------------------------------------------------
Growth Opportunities                           0.75%          0.15%           0.25%       1.15%
---------------------------------------------------------------------------------------------------
High-Yield Bond                                0.63%          0.15%           0.08%       0.86%
---------------------------------------------------------------------------------------------------
International Diversified Equities             1.00%          0.15%           0.21%       1.36%
---------------------------------------------------------------------------------------------------
International Growth and Income                0.95%          0.15%           0.23%       1.33%
---------------------------------------------------------------------------------------------------
Marsico Growth                                 0.85%          0.15%           0.15%       1.15%
---------------------------------------------------------------------------------------------------
MFS Growth and Income                          0.70%          0.15%           0.06%       0.91%
---------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1,2)                        0.75%          0.15%           0.07%       0.97%
---------------------------------------------------------------------------------------------------
MFS Total Return(2)                            0.66%          0.15%           0.08%       0.89%
---------------------------------------------------------------------------------------------------
Putnam Growth                                  0.75%          0.15%           0.04%       0.94%
---------------------------------------------------------------------------------------------------
Real Estate                                    0.80%          0.15%           0.16%       1.11%
---------------------------------------------------------------------------------------------------
SunAmerica Balanced                            0.59%          0.15%           0.05%       0.79%
---------------------------------------------------------------------------------------------------
Technology(4)                                  1.20%          0.15%           0.29%       1.64%
---------------------------------------------------------------------------------------------------
Telecom Utility(2,6)                           0.75%          0.15%           0.09%       0.99%
---------------------------------------------------------------------------------------------------
Worldwide High Income                          1.00%          0.15%           0.10%       1.25%
===================================================================================================

(1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year; Blue Chip Growth 1.96%, Goldman Sachs Research 1.78%; Growth Opportunities 1.41%; and Marsico Growth 4.88%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.68%. For MFS Mid-Cap


Date: October 22, 2001


                Please keep this supplement with your prospectus.

     Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.97%.

(2)  Gross of custody credits of 0.01%.

(3) The ratio reflects an expense cap of 1.50% and 1.15% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.

(4)  Annualized.

(5)  Formerly managed by SunAmerica Asset Management Corp.

(6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

(7) The Board of Trustees adopted a 12(b)(1) Plan with respect to the SunAmerica Series Trust on May 21, 2001. Although this Plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.

THE FOLLOWING REPLACES FOOTNOTE 2 ON PAGE 8 OF THE PROSPECTUS UNDER THE HEADING "EXPLANATION OF FEE TABLES AND EXAMPLES":

     2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 1.00%; Emerging Markets 2.05% (recouping prior expense reimbursements); Goldman Sachs Research 1.50%; Growth Opportunities 1.15%; Marsico Growth 1.15%; MFS Mid-Cap Growth 1.30% (recouping prior expense reimbursements); Technology 1.70%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING DOLLAR COST AVERAGING ON PAGE 11 OF THE PROSPECTUS:

         Fixed account options are not available as target accounts for the DCA program.

THE FOLLOWING IS INSERTED IN THE DEATH BENEFIT SECTION PRIOR TO THE SECTION TITLED ESTATEPLUS ON PAGE 16 OF THE PROSPECTUS:

The information below describes the death benefits on contracts issued on or after October 24, 2001:

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


Date: October 22, 2001


                Please keep this supplement with your prospectus.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

          1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

          2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate is age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

          3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date and of death; and reduced for each withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

          1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

          2.   Net Purchase Payments; or

          3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     -    you are age 81 or older at the time of contract issue; or

     -    you are age 90 or older at the time of your death.


IN THE DEATH BENEFIT SECTION OF THE PROSPECTUS, UNDER THE SUB-HEADING ESTATEPLUS, THE TABLE WHICH SHOWS THE AVAILABLE ESTATEPLUS BENEFIT FOR POLICYOWNERS BETWEEN THEIR 70TH AND 81ST BIRTHDAYS AT THE TIME WE ISSUE THE CONTRACT IS DELETED AND REPLACED WITH THE FOLLOWING:

----------------------------------------------------------------------------
  CONTRACT YEAR            ESTATEPLUS                      MAXIMUM
     OF DEATH              PERCENTAGE                 ESTATEPLUS AMOUNT
----------------------------------------------------------------------------
All Contract Years       25% of Earnings       40% of Net Purchase Payments*
----------------------------------------------------------------------------

*Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.


THE FOLLOWING PARAGRAPHS ARE ADDED TO THE TAXES SECTION OF THE PROSPECTUS ON PAGE 17 PRECEDING THE HEADING DIVERSIFICATION:

         CONTRACTS OWNED BY A TRUST OR CORPORATION
         A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity


Date: October 22, 2001


                Please keep this supplement with your prospectus.

         contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified contract.

         GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT
         If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding the potential tax consequences of gifting, assigning or pledging a Non-Qualified contract.

THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING THE SEPARATE ACCOUNT ON PAGE 18 OF THE PROSPECTUS:

         Assets in the separate account are not guaranteed by Anchor National.

THE FOLLOWING IS INSERTED IN APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION DIRECTLY ABOVE SECTION B TITLED THE ESTATEPLUS BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH:

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1.   Purchase Payment Accumulation Option

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
               Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or


Date: October 22, 2001


                Please keep this supplement with your prospectus.

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.   Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.   Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.of death.

IN THE SECOND COLUMN ON PAGE B-2 OF APPENDIX B, THE FIRST PARAGRAPH, TABLE AND SECOND PARAGRAPH MARKED WITH AN ASTERISK, ARE DELETED.


Date: October 22, 2001


                Please keep this supplement with your prospectus.